Summary of significant accounting policies (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2010	Jun. 30, 2010
Statement [Line Items]
Net loss	¥ 502.1
Common stock, shares issued	2,876,194,080				20,000,000
Intangible assets estimated useful life	12 months
Term of land use right	40 years
Net operating cash outflow	¥ 9.1
Accumulated losses	535.2
Working capital deficit	¥ 18.2
PRC [Member]
Statement [Line Items]
Interest and fee income	6.00%
Equity Incentive Plan [member]
Statement [Line Items]
Common stock, shares issued		1,069,615	269,252	23,200,000
Ordinary shares	384,000,000